GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in carrying amount of goodwill [Roll Forward]
Beginning Balance	$ 375	$ 315
Additions	35	63
Adjustment for assets held for sale		1
Currency translation adjustments	(4)	(2)
Ending Balance	406	375	315
Impairment losses included in the goodwill reported balance	44	44	44
Intangible assets, net book value	101	92
Intangible assets recorded on business acquisition	22	59
Intangible asset impairment resulting from an environmental regulatory change		8
Amortization expense of definite-lived intangible assets related to continuing operations	4	2	0
CASPI [Member]
Changes in carrying amount of goodwill [Roll Forward]
Beginning Balance	307	309
Additions	1	0
Adjustment for assets held for sale		0
Currency translation adjustments	0	(2)
Ending Balance	308	307
PCI [Member]
Changes in carrying amount of goodwill [Roll Forward]
Beginning Balance	64	1
Additions	33	63
Adjustment for assets held for sale		0
Currency translation adjustments	(4)	0
Ending Balance	93	64
Others [Member]
Changes in carrying amount of goodwill [Roll Forward]
Beginning Balance	4	5
Additions	1	0
Adjustment for assets held for sale		1
Currency translation adjustments	0	0
Ending Balance	$ 5	$ 4